Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Options And Warrants Fair Value Disclosure		$ 1,842,424	$ 5,081,335
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ 3,238,911	$ 2,581,473	$ 8,733,350
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding	15.00%
Short-term Debt	$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	15.00%